Intangible Assets, Net	12 Months Ended
Sep. 30, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30,
	2023	2024
	HK$	HK$
Computer software	425,000	652,000
Less: accumulated amortization	(280,121)	(383,500)
Intangible assets, net	144,879	268,500

Amortization expenses were HK$82,583, HK$85,001, and HK$103,379 for the years ended September 30, 2022, 2023, and 2024, respectively.

Future estimated amortization expenses are disclosed as follows:

Twelve months ending September 30,	HK$
2025	74,400
2026	74,400
2027	47,817
2028	45,400
2029	26,483
268,500

No impairment loss was made for intangible assets for the years ended September 30, 2022, 2023, and 2024.